Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Conduit Pharmaceuticals Ltd [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,070,000	500,000
Conduit Pharmaceuticals Ltd [Member] | Ordinary Shares Potentially Issuable Upon Conversion of Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,070,000	500,000
Conduit Pharmaceuticals Limited [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			1,250,000	500,000
Conduit Pharmaceuticals Limited [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			1,250,000	500,000